UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-08573

Name of Fund: BlackRock MuniHoldings California Insured Fund, Inc. (MUC)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer,
      BlackRock MuniHoldings California Insured Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton,
      NJ 08543-9011

Registrant's telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 06/30/2008

Date of reporting period: 07/01/2007 - 12/31/2007

Item 1 - Report to Stockholders

EQUITIES   FIXED INCOME   REAL ESTATE
LIQUIDITY  ALTERNATIVES   BLACKROCK SOLUTIONS

BlackRock MuniHoldings                                                 BLACKROCK
California Insured Fund, Inc. (MUC)

SEMI-ANNUAL REPORT
DECEMBER 31, 2007 | (UNAUDITED)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

Table of Contents

================================================================================
                                                                            Page
--------------------------------------------------------------------------------
A Letter to Shareholders ..................................................    3
Semi-Annual Report:
Fund Summary ..............................................................    4
The Benefits and Risks of Leveraging ......................................    5
Swap Agreements ...........................................................    5
Financial Statements:
  Schedule of Investments .................................................    6
  Statement of Assets and Liabilities .....................................   11
  Statement of Operations .................................................   11
  Statements of Changes in Net Assets .....................................   12
Financial Highlights ......................................................   13
Notes to Financial Statements .............................................   14
Officers and Directors ....................................................   17
Additional Information ....................................................   18


2     BLACKROCK MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.    DECEMBER 31, 2007

A Letter to Shareholders

Dear Shareholder

Financial markets endured heightened volatility during 2007, culminating in mixed results for some of the major benchmark indexes:

Total Returns as of December 31, 2007                                                 6-month     12-month
==========================================================================================================
U.S. equities (S&P 500 Index)                                                          -1.37%      + 5.49%
----------------------------------------------------------------------------------------------------------
Small cap U.S. equities (Russell 2000 Index)                                           -7.53       - 1.57
----------------------------------------------------------------------------------------------------------
International equities (MSCI Europe, Australasia, Far East Index)                      +0.39       +11.17
----------------------------------------------------------------------------------------------------------
Fixed income (Lehman Brothers U.S. Aggregate Bond Index)                               +5.93       + 6.97
----------------------------------------------------------------------------------------------------------
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)                         +3.22       + 3.36
----------------------------------------------------------------------------------------------------------
High yield bonds (Lehman Brothers U.S. Corporate High Yield 2% Issuer Cap Index)       -0.67       + 2.27
----------------------------------------------------------------------------------------------------------

Past performance is no guarantee of future results. Index performance shown for illustrative purposes only. You cannot invest directly in an index.

Subprime mortgage woes dominated headlines for much of 2007, spawning a widespread liquidity and credit crisis with ramifications across global markets. The Federal Reserve Board (the "Fed") stepped in to inject liquidity into the markets and bolster investor confidence, cutting the federal funds rate by 0.50% in September, 0.25% in October and 0.25% in December, which brought the target short-term interest rate to 4.25%. In taking action, the central bankers, who had long deemed themselves inflation fighters, were seeking to stem the fallout from the credit crunch and forestall a wider economic unraveling.

Amid the volatility, equity markets displayed surprising resilience. Market fundamentals generally held firm, dividend payouts and share buybacks continued, and valuations remained attractive. To some extent, the credit turmoil dampened corporate merger-and-acquisition (M&A) activity, a key source of strength for equity markets, but 2007 remained a record year for global M&A nonetheless. As the returns indicate, the most recent six months were more trying, reflecting the slowing U.S. economy, a troubled housing market and a more difficult corporate earnings backdrop. Overall, large cap stocks outperformed small caps as investors grew increasingly risk averse. International markets fared better than their U.S. counterparts, benefiting from generally stronger economies.

In fixed income markets, mixed economic signals and subprime fallout resulted in a flight to quality. Investors shunned bonds associated with the housing and credit markets in favor of higher-quality Treasury issues. The yield on 10-year Treasury issues, which touched 5.30% in June (its highest level in five years), fell to 4.04% by year-end, while prices correspondingly rose. The tax-exempt bond market waffled amid the economic uncertainty and concerns around the credit worthiness of bond insurers, but set a new-issuance record in 2007. A drop in municipal bond prices created buying opportunities, and the heightened supply was generally well absorbed.

As you navigate the uncertainties inherent in the financial markets, we encourage you to start the year by reviewing your investment goals with your financial professional and making portfolio changes, as needed. For more reflection on 2007 and our 10 predictions for 2008, please ask your financial professional for a copy of "What's Ahead in 2008: An Investment Perspective," or view it online at www.blackrock.com/funds. As always, we thank you for entrusting BlackRock with your investment assets, and we look forward to continuing to serve you in the new year and beyond.

Sincerely,


/s/ Rob Kapito

Rob Kapito
President, BlackRock Advisors, LLC

THIS PAGE NOT PART OF YOUR FUND REPORT

Fund Summary as of December 31, 2007

Investment Objective

BlackRock MuniHoldings California Insured Fund, Inc. (MUC) seeks to provide shareholders with current income exempt from federal and California income taxes. The Fund seeks to achieve this objective by investing primarily in a portfolio of long-term, investment-grade municipal obligations, the interest on which, in the opinion of bond counsel to the issuer, is exempt from federal and California income taxes.

Fund Information

Symbol on New York Stock Exchange ................................         MUC
Initial Offering Date ............................................  February 27, 1998
Yield on Closing Market Price as of December 31, 2007 ($12.79)* ..        5.21%
Tax Equivalent Yield** ...........................................        8.02%
Current Monthly Distribution per Common Stock*** .................      $.0555
Current Annualized Distribution per Common Stock*** ..............      $ .666
Leverage as of December 31, 2007**** .............................          40%
-------------------------------------------------------------------------------------

* Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
      Past performance does not guarantee future results.
**    Tax equivalent yield assumes the maximum federal tax rate of 35%.
***   The distribution is not constant and is subject to change.
**** As a percentage of managed assets, which is the total assets of the Fund (including any assets attributable to Auction Market Preferred Stock that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage).

The table below summarizes the changes in the Fund's market price and net asset value per share:

--------------------------------------------------------------------------------
                             12/31/07    6/30/07      Change     High       Low
--------------------------------------------------------------------------------
Market Price ............     $12.79     $13.92      (8.12%)    $13.97    $12.26
Net Asset Value .........     $14.54     $14.48       0.41%     $14.77    $14.06
--------------------------------------------------------------------------------

The following charts show the Fund's portfolio composition and credit quality allocations of the Fund's long-term investments:

Portfolio Composition

Sector                                                        12/31/07   6/30/07
--------------------------------------------------------------------------------
City, County & State ..................................          25%       22%
Education .............................................          20        13
Tax Revenue ...........................................          15        19
Water & Sewer .........................................          13        12
Power .................................................           9         6
Lease Revenue .........................................           7        18
Transportation ........................................           6         6
Hospital ..............................................           3         3
Housing ...............................................           2         1
--------------------------------------------------------------------------------

Credit Quality Allocations*

Credit Rating                                                 12/31/07   6/30/07
--------------------------------------------------------------------------------
AAA/Aaa ...............................................          97%       97%
A/A ...................................................           3         3
--------------------------------------------------------------------------------

* Using the higher of Standard & Poor's or Moody's Investors Service ratings.


4     BLACKROCK MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.    DECEMBER 31, 2007

The Benefits and Risks of Leveraging

BlackRock MuniHoldings California Insured Fund, Inc. utilizes leveraging to seek to enhance the yield and net asset value of its Common Stock. However, these objectives cannot be achieved in all interest rate environments. To leverage, the Fund issues Auction Market Preferred Stock, which pays dividends at prevailing short-term interest rates, and invests the proceeds in long-term municipal bonds. The interest earned on these investments, net of dividends to Auction Market Preferred Stock, is paid to Common Stock shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share net asset value of the Fund's Common Stock. However, in order to benefit Common Stock shareholders, the yield curve must be positively sloped; that is, short-term interest rates must be lower than long-term interest rates. At the same time, a period of generally declining interest rates will benefit Common Stock shareholders. If either of these conditions change, then the risks of leveraging will begin to outweigh the benefits.

To illustrate these concepts, assume a fund's Common Stock capitalization of $100 million and the issuance of Preferred Stock for an additional $50 million, creating a total value of $150 million available for investment in long-term municipal bonds. If prevailing short-term interest rates are approximately 3% and long-term interest rates are approximately 6%, the yield curve has a strongly positive slope. The fund pays dividends on the $50 million of Auction Market Preferred Stock based on the lower short-term interest rates. At the same time, the fund's total portfolio of $150 million earns the income based on long-term interest rates.

In this case, the dividends paid to Auction Market Preferred Stock shareholders are significantly lower than the income earned on the fund's long-term investments, and therefore the Common Stock shareholders are the beneficiaries of the incremental yield. However, if short-term interest rates rise, narrowing the differential between short-term and long-term interest rates, the incremental yield pickup on the Common Stock will be reduced or eliminated completely. At the same time, the market value of the fund's Common Stock (that is, its price as listed on the New York Stock Exchange) may, as a result, decline. Furthermore, if long-term interest rates rise, the Common Stock's net asset value will reflect the full decline in the price of the portfolio's investments, since the value of the fund's Auction Market Preferred Stock does not fluctuate. In addition to the decline in net asset value, the market value of the fund's Common Stock may also decline.

As of December 31, 2007, the Fund's leverage amount, due to Auction Market Preferred Stock, was 40% of total net assets, before the deduction of Auction Market Preferred Stock.

As a part of its investment strategy, the Fund may invest in certain securities whose potential income return is inversely related to changes in a floating interest rate ("inverse floaters"). In general, income on inverse floaters will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in inverse floaters may be characterized as derivative securities and may subject the Fund to the risks of reduced or eliminated interest payments and losses of invested principal. In addition, inverse floaters have the effect of providing investment leverage and, as a result, the market value of such securities will generally be more volatile than that of fixed rate, tax-exempt securities. To the extent the Fund invests in inverse floaters, the market value of the Fund's portfolio and the net asset value of the Fund's shares may also be more volatile than if the Fund did not invest in these securities. (See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.)

Swap Agreements

The Fund may invest in swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified bond, basket of bonds, or index in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different bond, basket of bonds or index. Swap agreements may be used to obtain exposure to a bond or market without owning or taking physical custody of securities. Swap agreements involve the risk that the party with whom the Fund has entered into the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the other party to the agreement.


BLACKROCK MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.    DECEMBER 31, 2007     5

Schedule of Investments as of December 31, 2007 (Unaudited)       (in Thousands)

      Face
    Amount    Municipal Bonds                                            Value
===============================================================================
California -- 147.7%
-------------------------------------------------------------------------------
   $ 1,000    ABAG Finance Authority for Nonprofit Corporations,
              California, COP (Children's Hospital Medical Center),
              6% due 12/01/2009 (a)(h)                                  $ 1,065
-------------------------------------------------------------------------------
     3,345    ABC California Unified School District, GO, Series A,
              5.625% due 8/01/2020 (c)(e)                                 3,418
-------------------------------------------------------------------------------
    10,000    Alameda, California, Unified School District, Capital
              Appreciation, GO (Election of 2004), Series B,
              5.02% due 8/01/2035 (e)(i)                                  2,582
-------------------------------------------------------------------------------
     7,360    Alhambra, California, Unified School District, GO
              (Election of 2004), Series A, 5% due 8/01/2029 (d)          7,647
-------------------------------------------------------------------------------
     3,100    Anaheim, California, Redevelopment Agency, Tax
              Allocation Refunding Bonds (Merged Redevelopment
              Project Area), Series A, 5% due 2/01/2031 (e)               3,171
-------------------------------------------------------------------------------
     2,825    Banning, California, Unified School District, GO
              (Election of 2006), Series A, 5% due 8/01/2027 (d)          2,970
-------------------------------------------------------------------------------
              Berkeley, California, Unified School District, GO,
              Series I (e)(h):
     2,000        5.75% due 8/01/2008                                     2,052
     4,520        5.875% due 8/01/2008                                    4,641
-------------------------------------------------------------------------------
     8,350    Bonita, California, Unified School District, GO
              (Election of 2004), Series B, 5% due 8/01/2029 (d)          8,711
-------------------------------------------------------------------------------
     3,640    Burbank-Glendale-Pasadena Airport Authority,
              California, Airport Revenue Refunding Bonds, AMT,
              Series B, 5.25% due 7/01/2018 (a)                           3,862
-------------------------------------------------------------------------------
     2,925    Cajon Valley, California, Union School District, GO,
              Series B, 5.50% due 8/01/2027 (g)                           3,098
-------------------------------------------------------------------------------
     2,180    California Community College Financing Authority,
              Lease Revenue Bonds (Grossmont-Palomar-Shasta),
              Series A, 5.625% due 4/01/2026 (g)                          2,306
-------------------------------------------------------------------------------
              California HFA, Home Mortgage Revenue Bonds,
              VRDN (a)(m):
       300        AMT, Series R, 3.50% due 8/01/2023                        300
    11,770        Series F, 3.50% due 2/01/2033                          11,770
-------------------------------------------------------------------------------
              California HFA, S/F Mortgage Revenue Bonds, AMT,
              Class I (g):
       195        Series A-1, 6% due 8/01/2020                              197
     1,160        Series C-2, 5.625% due 8/01/2020 (b)                    1,175
-------------------------------------------------------------------------------
              California Health Facilities Financing Authority
              Revenue Bonds (Kaiser Permanente), Series A:
     9,250        5.50% due 6/01/2022 (c)(e)                              9,510
     1,500        5% due 4/01/2037                                        1,453
-------------------------------------------------------------------------------
     1,900    California Infrastructure and Economic Development
              Bank Revenue Bonds (Los Angeles County
              Department of Public Social Services), 5.75%
              due 9/01/2023 (a)                                           2,080
-------------------------------------------------------------------------------
              California State, GO:
     2,000        5.50% due 6/01/2025 (d)                                 2,079
        15        5.25% due 4/01/2027                                        15
-------------------------------------------------------------------------------
              California State, GO, Refunding:
     6,000        5.25% due 2/01/2026 (g)                                 6,359
     5,000        5% due 6/01/2037                                        5,033
-------------------------------------------------------------------------------
     2,625    California State Public Works Board, Lease Revenue
              Refunding Bonds (Various Community College
              Project), Series B, 5.625% due 3/01/2019 (a)                2,635
-------------------------------------------------------------------------------
    10,000    California State University, Systemwide Revenue
              Bonds, Series A, 5% due 11/01/2032 (d)                     10,244
-------------------------------------------------------------------------------
              California State University, Systemwide Revenue
              Refunding Bonds:
     5,000        Series A, 5% due 11/01/2029 (e)                         5,167
    16,215        Series C, 5% due 11/01/2028 (g)                        16,885
-------------------------------------------------------------------------------
     7,050    California State, Various Purpose, GO, 5.50%
              due 11/01/2033                                              7,483
-------------------------------------------------------------------------------
    14,000    California State, Veterans, GO, Refunding, AMT,
              Series BZ, 5.35% due 12/01/2021 (g)                        14,036
-------------------------------------------------------------------------------
     4,915    California Statewide Communities Development
              Authority, Health Facility Revenue Bonds (Memorial
              Health Services), Series A, 6% due 10/01/2023               5,199
-------------------------------------------------------------------------------
              California Statewide Communities Development
              Authority Revenue Bonds:
     3,600        (Kaiser Permanente), Series B, 5%
                  due 3/01/2041                                           3,448
     1,090        (Los Angeles Orthopedic Hospital Foundation),
                  5.50% due 6/01/2019 (a)                                 1,103
-------------------------------------------------------------------------------
              California Statewide Communities Development
              Authority, Revenue Refunding Bonds:
     5,000        (Kaiser Hospital Asset Management, Inc.),
                  Series C, 5.25% due 8/01/2031                           5,034
     2,650        (Kaiser Permanente), Series A, 5%
                  due 4/01/2031                                           2,596
-------------------------------------------------------------------------------
     4,500    Campbell, California, Redevelopment Agency, Tax
              Allocation Refunding Bonds (Central Campbell
              Redevelopment Project), Series A, 5%
              due 10/01/2032 (a)                                          4,593
-------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock MuniHoldings California Insured Fund, Inc.'s portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list at right.

AMT        Alternative Minimum Tax (subject to)
COP        Certificates of Participation
DRIVERS    Derivative Inverse Tax-Exempt Receipts
GO         General Obligation Bonds
HFA        Housing Finance Agency
IDR        Industrial Development Revenue Bonds
M/F        Multi-Family
ROLS       Reset Option Long Securities
S/F        Single-Family
VRDN       Variable Rate Demand Notes


6     BLACKROCK MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.    DECEMBER 31, 2007

Schedule of Investments (continued)                               (in Thousands)

      Face
    Amount    Municipal Bonds                                            Value
===============================================================================
California (continued)
-------------------------------------------------------------------------------
   $ 8,705    Castaic Lake, California, Water Agency Revenue
              Bonds, COP (Water System Improvement Project),
              5.50% due 8/01/2009 (a)(h)                                $ 9,122
-------------------------------------------------------------------------------
     9,905    Chaffey Community College District, California, GO
              (Election of 2002), Series B, 5% due 6/01/2030 (g)         10,303
-------------------------------------------------------------------------------
     3,330    Chula Vista, California, IDR (San Diego Gas and
              Electric Company), AMT, Series D, 5%
              due 12/01/2027 (a)                                          3,374
-------------------------------------------------------------------------------
     2,750    Chula Vista, California, Public Financing Authority,
              Revenue Refunding Bonds, Series A, 5%
              due 9/01/2029 (g)                                           2,799
-------------------------------------------------------------------------------
     2,400    Coachella Valley, California, Unified School District,
              GO (Election of 2005), Series A, 5%
              due 8/01/2027 (d)                                           2,501
-------------------------------------------------------------------------------
     2,500    Colton, California, Joint Unified School District, GO,
              Series A, 5.375% due 8/01/2026 (d)                          2,685
-------------------------------------------------------------------------------
     7,800    Contra Costa, California, Community College District,
              GO (Election of 2002), 5% due 8/01/2028 (g)                 8,096
-------------------------------------------------------------------------------
     6,600    Contra Costa County, California, Public Financing
              Authority, Tax Allocation Revenue Refunding Bonds
              (Contra Costa Centre Project Areas), Series A,
              5% due 8/01/2037 (g)                                        6,751
-------------------------------------------------------------------------------
     5,910    Corona, California, Department of Water and Power,
              COP, 5% due 9/01/2029 (g)                                   6,034
-------------------------------------------------------------------------------
     4,250    Coronado, California, Community Development
              Agency, Tax Allocation Bonds (Coronado Community
              Development Project), 5% due 9/01/2030 (a)                  4,342
-------------------------------------------------------------------------------
     5,000    Corona-Norco, California, Unified School District, GO
              (Election of 2006), Series A, 5% due 8/01/2031 (e)          5,244
-------------------------------------------------------------------------------
     2,395    Covina-Valley, California, Unified School District, GO,
              Refunding, Series A, 5.50% due 8/01/2026 (e)                2,578
-------------------------------------------------------------------------------
     3,750    Culver City, California, Redevelopment Finance
              Authority, Tax Allocation Revenue Refunding Bonds,
              Series A, 5.60% due 11/01/2025 (e)                          3,942
-------------------------------------------------------------------------------
              East Bay, California, Municipal Utility District,
              Wastewater System Revenue Refunding Bonds,
              Sub-Series A (a):
     6,545        5% due 6/01/2033                                        6,835
     6,015        5% due 6/01/2037                                        6,272
-------------------------------------------------------------------------------
    11,000    East Side Union High School District, California,
              Santa Clara County, Capital Appreciation, GO
              (Election of 2002), Series E, 5.125%
              due 8/01/2028 (i)(l)                                        3,778
-------------------------------------------------------------------------------
       465    Escondido, California, COP, Refunding, Series A,
              5.75% due 9/01/2024 (d)                                       494
-------------------------------------------------------------------------------
     3,745    Folsom, California, Public Financing Authority,
              Special Tax Revenue Refunding Bonds, Series A,
              5% due 9/01/2028 (a)                                        3,837
-------------------------------------------------------------------------------
     5,000    Foothill-De Anza, California, Community College
              District, GO, Refunding, 5% due 8/01/2030 (d)               5,137
-------------------------------------------------------------------------------
     4,455    Fresno, California, Airport Revenue Bonds, AMT,
              Series B, 5.50% due 7/01/2020 (e)                           4,609
-------------------------------------------------------------------------------
     5,200    Fullerton, California, Joint Union High School
              District, GO (Election of 2002), Series B, 5%
              due 8/01/2029 (d)                                           5,403
-------------------------------------------------------------------------------
     4,040    Garden Grove, California, COP (Financing Project),
              Series A, 5.50% due 3/01/2026 (a)                           4,316
-------------------------------------------------------------------------------
     5,200    Glendale, California, Unified School District, GO,
              Series B, 5.125% due 9/01/2023 (e)                          5,301
-------------------------------------------------------------------------------
     2,155    Hartnell, California, Community College District, GO
              (Election of 2002), Series B, 5% due 6/01/2031 (e)          2,250
-------------------------------------------------------------------------------
     4,565    Hemet, California, Unified School District, GO,
              Series A, 5.375% due 8/01/2026 (g)                          4,819
-------------------------------------------------------------------------------
     6,365    Hollister, California, Joint Powers Finance Authority,
              Wastewater Revenue Refunding Bonds (Refining
              and Improvement Project), Series 1, 5%
              due 6/01/2037 (e)                                           6,595
-------------------------------------------------------------------------------
     1,700    Inglewood, California, Unified School District, GO,
              Series A, 5.60% due 10/01/2009 (d)(h)                       1,792
-------------------------------------------------------------------------------
     2,300    Irvine, California, Unified School District,
              Special Tax (Community Facilities District
              Number 86-1), 5.375% due 11/01/2020 (a)                     2,382
-------------------------------------------------------------------------------
     4,665    Irvine, California, Unified School District, Special
              Tax Refunding Bonds (Community Facilities District
              Number 86-1), 5.80% due 11/01/2020 (a)                      4,767
-------------------------------------------------------------------------------
     2,500    La Quinta, California, Financing Authority, Local
              Agency Revenue Bonds, Series A, 5.25%
              due 9/01/2024 (a)                                           2,672
-------------------------------------------------------------------------------
         3    La Quinta, California, Financing Authority, Local
              Agency Tax Allocation and Revenue Refunding
              Bonds, ROLS, Series II-R-412X, 6.682%
              due 9/01/2034 (a)(k)                                            3
-------------------------------------------------------------------------------
     1,210    Little Lake, California, City School District, GO,
              Series B, 5.25% due 7/01/2022 (e)                           1,293
-------------------------------------------------------------------------------
     1,485    Lompoc, California, Unified School District, GO
              (Election of 2002), Series C, 5% due 6/01/2032 (e)          1,556
-------------------------------------------------------------------------------
     4,000    Long Beach, California, Bond Finance Authority,
              Lease Revenue Bonds (Rainbow Harbor Refinancing
              Project), Series A, 5.25% due 5/01/2009 (a)(h)              4,157
-------------------------------------------------------------------------------
     9,000    Los Angeles County, California, Metropolitan
              Transportation Authority, Sales Tax Revenue
              Refunding Bonds, Proposition A, First Tier
              Senior-Series A, 5% due 7/01/2035 (a)                       9,324
-------------------------------------------------------------------------------
    12,000    Los Angeles, California, Community College
              District, GO (Election of 2003), Series E, 5%
              due 8/01/2031 (e)                                          12,545
-------------------------------------------------------------------------------
    10,000    Los Angeles, California, Community Redevelopment
              Agency, Community Redevelopment Financing
              Authority Revenue Bonds (Bunker Hill Project),
              Series A, 5% due 12/01/2027 (e)                            10,270
-------------------------------------------------------------------------------
     2,000    Los Angeles, California, Department of Water and
              Power, Waterworks Revenue Bonds, Sub-Series A-2,
              5% due 7/01/2035 (a)                                        2,080
-------------------------------------------------------------------------------
       160    Los Angeles, California, M/F Housing Revenue
              Refunding Bonds, Senior Series G, 5.65%
              due 1/01/2014 (e)                                             161
-------------------------------------------------------------------------------
     5,000    Los Angeles, California, Unified School District, GO
              (Election of 2004), Series H, 5% due 7/01/2032              5,249
-------------------------------------------------------------------------------
     9,650    Los Angeles, California, Unified School District, GO,
              Refunding, Series A-1, 5% due 7/01/2021                    10,250
-------------------------------------------------------------------------------


BLACKROCK MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.    DECEMBER 31, 2007     7

Schedule of Investments (continued)                               (in Thousands)

      Face
    Amount    Municipal Bonds                                            Value
===============================================================================
California (continued)
-------------------------------------------------------------------------------
   $10,000    Los Angeles, California, Unified School District, GO,
              Series E, 5% due 7/01/2030 (a)                            $10,412
-------------------------------------------------------------------------------
    20,000    Los Angeles, California, Wastewater System
              Revenue Refunding Bonds, Series A, 4.75%
              due 6/01/2035 (g)                                          20,148
-------------------------------------------------------------------------------
     5,000    Los Angeles, California, Water and Power Revenue
              Bonds (Power System), Sub-Series A-1, 5%
              due 7/01/2031 (e)                                           5,203
-------------------------------------------------------------------------------
     2,735    Los Gatos, California, Unified School District, GO
              (Election 2001), Series B, 5% due 8/01/2030 (e)             2,810
-------------------------------------------------------------------------------
     1,890    Los Rios, California, Community College District, GO
              (Election of 2002), Series B, 5% due 8/01/2027 (g)          1,952
-------------------------------------------------------------------------------
     2,000    Madera, California, Public Financing Authority, Water
              and Wastewater Revenue Refunding Bonds, 5%
              due 3/01/2036 (g)                                           2,076
-------------------------------------------------------------------------------
     6,365    Merced, California, Community College District, GO
              (School Facilities District Number 1), 5%
              due 8/01/2031 (g)                                           6,649
-------------------------------------------------------------------------------
     5,000    Merced, California, Irrigation District, Electrical
              System Revenue Refunding Bonds, 5.25%
              due 9/01/2036 (l)                                           5,172
-------------------------------------------------------------------------------
              Metropolitan Water District of Southern California,
              Waterworks Revenue Bonds:
     3,550        Series A, 5% due 7/01/2035 (e)                          3,696
     9,000        Series B-1, 5% due 10/01/2033 (d)                       9,290
-------------------------------------------------------------------------------
     5,000    Modesto, California, Schools Infrastructure Financing
              Agency, Special Tax Bonds, 5% due 9/01/2029 (a)             5,079
-------------------------------------------------------------------------------
     1,685    Monrovia, California, Financing Authority, Lease
              Revenue Bonds (Library Project), 5%
              due 12/01/2037 (a)                                          1,754
-------------------------------------------------------------------------------
     4,150    Moorpark, California, Redevelopment Agency, Tax
              Allocation Bonds (Moorpark Redevelopment
              Project), 5.125% due 10/01/2031 (a)                         4,258
-------------------------------------------------------------------------------
     2,315    Morgan Hill, California, Unified School District, GO,
              5.75% due 8/01/2010 (d)(h)                                  2,489
-------------------------------------------------------------------------------
     9,100    Napa, California, Water Revenue Bonds, 5%
              due 5/01/2035 (a)                                           9,492
-------------------------------------------------------------------------------
     3,275    Northern California Power Agency, Public Power
              Revenue Refunding Bonds (Hydroelectric Project
              Number 1), Series A, 5.125% due 7/01/2023 (g)               3,330
-------------------------------------------------------------------------------
              Oakland, California, Alameda County Unified School
              District, GO, Series F (g)(h):
     6,000        5.50% due 8/01/2010                                     6,359
     8,950        5.625% due 8/01/2010                                    9,513
-------------------------------------------------------------------------------
     9,355    Oakland, California, Redevelopment Agency, Tax
              Allocation Refunding Bonds (Coliseum Area
              Redevelopment Project), Series B, 5%
              due 9/01/2036 (a)                                           9,552
-------------------------------------------------------------------------------
     5,000    Ohlone, California, Community College District, GO,
              Series B, 5% due 8/01/2030 (e)                              5,208
-------------------------------------------------------------------------------
    10,000    Oxnard, California, Financing Authority, Wastewater
              Revenue Bonds (Redwood Trunk Sewer and
              Headworks Projects), Series A, 5.25%
              due 6/01/2034 (d)                                          10,491
-------------------------------------------------------------------------------
    10,000    Oxnard, California, Financing Authority, Water
              Revenue Bonds, 5% due 6/01/2031 (g)                        10,411
-------------------------------------------------------------------------------
     6,475    Palm Desert, California, Financing Authority, Tax
              Allocation Revenue Bonds (Project Area Number 2),
              5% due 8/01/2033 (g)                                        6,606
-------------------------------------------------------------------------------
     1,600    Palm Springs, California, Financing Authority, Lease
              Revenue Refunding Bonds (Convention Center
              Project), Series A, 5.50% due 11/01/2035 (g)                1,727
-------------------------------------------------------------------------------
     9,300    Palomar Pomerado Health Care District, California,
              GO (Election of 2004), Series A, 5.125%
              due 8/01/2037 (g)                                           9,704
-------------------------------------------------------------------------------
     6,980    Peralta, California, Community College District, GO
              (Election of 2007), Series B, 5% due 8/01/2032 (d)          7,318
-------------------------------------------------------------------------------
     9,100    Pleasanton, California, Unified School District, GO,
              Series E, 5.50% due 8/01/2008 (d)(h)                        9,324
-------------------------------------------------------------------------------
              Port of Oakland, California, Revenue Bonds, AMT,
              Series K (d):
     3,500        5.75% due 11/01/2014                                    3,655
    19,815        5.75% due 11/01/2029                                   20,454
-------------------------------------------------------------------------------
     3,000    Poway, California, Redevelopment Agency, Tax
              Allocation Refunding Bonds, 5% due 6/15/2033 (g)            3,073
-------------------------------------------------------------------------------
     9,070    Poway, California, Unified School District, Public
              Financing Authority, Special Tax Revenue Bonds,
              5% due 9/15/2031 (a)                                        9,401
-------------------------------------------------------------------------------
     2,500    Rancho Cucamonga, California, Redevelopment
              Agency, Tax Allocation Refunding Bonds (Rancho
              Redevelopment Project), Series A, 5%
              due 9/01/2034 (g)                                           2,556
-------------------------------------------------------------------------------
     4,630    Redwoods, California, Community College District,
              GO (Election of 2004), 5% due 8/01/2031 (g)                 4,795
-------------------------------------------------------------------------------
     2,205    Richmond, California, Joint Powers Financing
              Authority, Tax Allocation Revenue Bonds, Series A,
              5.50% due 9/01/2018 (g)                                     2,333
-------------------------------------------------------------------------------
    10,735    Riverside, California, Unified School District, GO
              (Election of 2001), Series B, 5% due 8/01/2030 (g)         11,222
-------------------------------------------------------------------------------
     2,125    Sacramento, California, Area Flood Control Agency,
              Special Assessment Refunding Bonds (Consolidated
              Capital Assessment District), Series A, 5%
              due 10/01/2032 (d)                                          2,222
-------------------------------------------------------------------------------
     8,775    Sacramento, California, City Financing Authority,
              Revenue Refunding Bonds, 5% due 12/01/2029 (d)              8,976
-------------------------------------------------------------------------------
    10,825    Sacramento, California, Municipal Utility District,
              Electric Revenue Refunding Bonds, Series L,
              5.125% due 7/01/2022 (g)                                   11,046
-------------------------------------------------------------------------------
     2,500    Sacramento, California, Municipal Utility District
              Financing Authority, Revenue Bonds (Consumers
              Project), 5.125% due 7/01/2029 (g)                          2,629
-------------------------------------------------------------------------------
     4,115    Saddleback Valley, California, Unified School District,
              GO, 5% due 8/01/2029 (e)                                    4,267
-------------------------------------------------------------------------------
     3,490    Salinas, California, Union High School District, GO
              (Election of 2002), Series B, 5% due 6/01/2026 (g)          3,671
-------------------------------------------------------------------------------
     1,480    San Bernardino County, California, COP, Refunding
              (Medical Center Financing Project), 5.50%
              due 8/01/2019 (g)                                           1,483
-------------------------------------------------------------------------------


8     BLACKROCK MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.    DECEMBER 31, 2007

Schedule of Investments (continued)                               (in Thousands)

      Face
    Amount    Municipal Bonds                                            Value
===============================================================================
California (continued)
-------------------------------------------------------------------------------
   $ 5,440    San Bernardino, California, Joint Powers Financing
              Authority, Lease Revenue Bonds (Department
              of Transportation Lease), Series A, 5.50%
              due 12/01/2020 (g)                                        $ 5,449
-------------------------------------------------------------------------------
     1,500    San Diego County, California, COP (Edgemoor
              Project and Regional System), Refunding,
              5% due 2/01/2029 (a)                                        1,530
-------------------------------------------------------------------------------
     4,000    San Diego County, California, Water Authority,
              Water Revenue Bonds, COP, Series A, 5%
              due 5/01/2031 (e)                                           4,091
-------------------------------------------------------------------------------
    12,555    San Diego, California, Community College District,
              GO (Election of 2002), 5% due 5/01/2030 (e)                13,062
-------------------------------------------------------------------------------
     5,055    San Diego, California, Public Facilities Financing
              Authority, Sewer Revenue Bonds, Series A,
              5.25% due 5/15/2027 (d)                                     5,111
-------------------------------------------------------------------------------
     6,795    San Francisco, California, Bay Area Rapid Transit
              District, Sales Tax Revenue Bonds, 5.50%
              due 7/01/2009 (d)(h)                                        7,110
-------------------------------------------------------------------------------
    23,100    San Francisco, California, Bay Area Rapid Transit
              District, Sales Tax Revenue Refunding Bonds,
              Series A, 5% due 7/01/2030 (g)                             23,977
-------------------------------------------------------------------------------
     6,430    San Francisco, California, City and County Airport
              Commission, International Airport Revenue Bonds,
              AMT, Second Series, Issue 24A, 5.50%
              due 5/01/2024 (e)                                           6,652
-------------------------------------------------------------------------------
     4,195    San Francisco, California, Community College
              District, GO (Election of 2001), Series C, 5%
              due 6/15/2031 (e)                                           4,383
-------------------------------------------------------------------------------
     5,530    San Joaquin County, California, COP, Refunding
              (County Administration Building), 5%
              due 11/15/2030 (g)                                          5,668
-------------------------------------------------------------------------------
     5,000    San Jose, California, Airport Revenue Refunding
              Bonds, AMT, Series A, 5% due 3/01/2037 (a)                  4,939
-------------------------------------------------------------------------------
     2,118    San Jose, California, Financing Authority, Lease
              Revenue Refunding Bonds, DRIVERS, Series 1280Z,
              6.202% due 12/01/2010 (a)(k)                                2,209
-------------------------------------------------------------------------------
              San Jose-Evergreen, California, Community College
              District, Capital Appreciation, GO (Election of 2004),
              Refunding, Series A (g)(i):
    10,410        5.17% due 9/01/2024                                     4,496
     7,250        5.34% due 9/01/2029                                     2,344
-------------------------------------------------------------------------------
     7,785    San Juan, California, Unified School District, GO,
              5.625% due 8/01/2010 (d)(h)                                 8,348
-------------------------------------------------------------------------------
     4,250    San Juan, California, Unified School District, GO
              (Election of 2002), 5% due 8/01/2028 (g)                    4,371
-------------------------------------------------------------------------------
     5,650    San Mateo County, California, Transit District,
              Sales Tax Revenue Refunding Bonds, Series A,
              5% due 6/01/2029 (g)                                        5,880
-------------------------------------------------------------------------------
     5,000    San Ramon, California, Public Financing Authority,
              Tax Allocation Revenue Bonds, Series A,
              5% due 2/01/2038 (a)                                        5,100
-------------------------------------------------------------------------------
     7,345    Sanger, California, Unified School District, GO
              (Election of 2006), 5% due 8/01/2027 (e)                    7,778
-------------------------------------------------------------------------------
     9,750    Santa Clara County, California, Financing Authority,
              Lease Revenue Refunding Bonds, Series A, 5%
              due 11/15/2022 (a)                                          9,954
-------------------------------------------------------------------------------
    14,000    Santa Clara, California, Redevelopment Agency,
              Tax Allocation Bonds (Bayshore North Project),
              Series A, 5.50% due 6/01/2023 (a)                          14,491
-------------------------------------------------------------------------------
     6,050    Santa Clara, California, Subordinated Electric
              Revenue Bonds, Series A, 5% due 7/01/2028 (g)               6,207
-------------------------------------------------------------------------------
     5,110    Santa Monica, California, Redevelopment Agency,
              Tax Allocation Bonds (Earthquake Recovery
              Redevelopment Project), 6% due 7/01/2009 (a)(h)             5,384
-------------------------------------------------------------------------------
     5,000    Santa Monica-Malibu Unified School District,
              California, GO (Election of 2006), Series A,
              5% due 8/01/2032 (d)                                        5,226
-------------------------------------------------------------------------------
     2,855    Santa Rosa, California, High School District, GO
              (Election of 2002), 5% due 8/01/2028 (g)                    2,937
-------------------------------------------------------------------------------
     1,550    Sierra, California, Joint Community College District,
              GO (School Facility Improvement District Number 2 --
              Western Nevada), Series A, 5% due 8/01/2028 (d)             1,605
-------------------------------------------------------------------------------
     3,200    Stockton, California, Public Financing Authority,
              Water Revenue Bonds (Water System Capital
              Improvement Projects), Series A, 5%
              due 10/01/2031 (g)                                          3,323
-------------------------------------------------------------------------------
     4,400    Tamalpais, California, Union High School District,
              GO (Election of 2006), 5% due 8/01/2028 (g)                 4,609
-------------------------------------------------------------------------------
    13,025    Tracy, California, Area Public Facilities Financing
              Agency, Special Tax Refunding Bonds (Community
              Facilities District Number 87-1), Series H,
              5.875% due 10/01/2019 (g)                                  13,977
-------------------------------------------------------------------------------
     6,655    Turlock, California, Public Finance Authority, Sewer
              Revenue Bonds, Series A, 5% due 9/15/2033 (d)               6,810
-------------------------------------------------------------------------------
    10,500    University of California, General Revenue Refunding
              Bonds, Series A, 5% due 5/15/2027 (a)                      10,816
-------------------------------------------------------------------------------
     1,410    University of California Revenue Bonds, Series K,
              5.25% due 9/01/2008 (d)(h)                                  1,445
-------------------------------------------------------------------------------
     6,750    Vista, California, COP (Community Projects),
              5% due 5/01/2037 (g)                                        6,865
-------------------------------------------------------------------------------
    10,000    Vista, California, Unified School District, GO,
              Series A, 5.25% due 8/01/2025 (e)                          10,566
-------------------------------------------------------------------------------
     2,550    Vista, California, Unified School District, GO,
              Series B, 5% due 8/01/2028 (d)                              2,623
-------------------------------------------------------------------------------
     6,075    Washington, California, Unified School District (Yolo
              County), Capital Appreciation, GO (Election of 2004),
              Series A, 4.98% due 8/01/2029 (d)(i)                        2,019
-------------------------------------------------------------------------------
     5,825    West Contra Costa, California, Unified School District,
              Capital Appreciation, GO (Election of 2002), Series C,
              5.78% due 8/01/2029 (d)(i)                                  1,936
-------------------------------------------------------------------------------
              West Contra Costa, California, Unified School
              District, GO (e):
     6,690        (Election of 2002), Series B, 5% due 8/01/2032          6,862
     2,595        (Election of 2005), Series A, 5% due 8/01/2026          2,705
-------------------------------------------------------------------------------
     3,145    Yorba Linda, California, Redevelopment Agency,
              Redevelopment Project Tax Allocation Revenue Bonds
              (Subordinate Lien), Series B, 5% due 9/01/2032 (a)          3,210
-------------------------------------------------------------------------------


BLACKROCK MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.    DECEMBER 31, 2007     9

Schedule of Investments (concluded)                               (in Thousands)

      Face
    Amount    Municipal Bonds                                           Value
===============================================================================
Puerto Rico -- 3.4%
-------------------------------------------------------------------------------
   $11,215    Puerto Rico Electric Power Authority, Power Revenue
              Bonds, Series HH, 5.30% due 7/01/2010 (e)(h)           $   11,916
-------------------------------------------------------------------------------
     8,120    Puerto Rico Electric Power Authority, Power Revenue
              Refunding Bonds, Series UU, 5% due 7/01/2024 (e)            8,547
              Total Municipal Bonds
              (Cost -- $878,295) -- 151.1%                              898,172
===============================================================================

===============================================================================
              Municipal Bonds Transferred to
              Tender Option Bond Trusts (n)
===============================================================================
California -- 23.2%
-------------------------------------------------------------------------------
     7,165    La Quinta, California, Financing Authority, Local
              Agency Revenue Bonds, Series A, 5.125%
              due 9/01/2034 (a)                                           7,342
-------------------------------------------------------------------------------
    15,490    Peralta, California, Community College District, GO
              (Election of 2000), Series D, 5% due 8/01/2035 (e)         16,093
-------------------------------------------------------------------------------
    25,350    Port of Oakland, California, Revenue Refunding
              Bonds, AMT, Series L, 5.375%, due 11/01/2027 (d)           25,924
-------------------------------------------------------------------------------
    34,260    Sacramento, California, Municipal Utility District
              Financing Authority, Revenue Bonds (Consumers
              Project), 5.125% due 7/01/2029 (g)                         36,031
-------------------------------------------------------------------------------
    10,000    San Diego County, California, Water Authority, Water
              Revenue Refunding Bonds, COP, Series A, 5%,
              due 5/01/2032 (g)                                          10,212
-------------------------------------------------------------------------------
    13,500    San Francisco, California, City and County Public
              Utilities Commission, Water Revenue Refunding
              Bonds, Series A,5% due 11/01/2032 (g)                      13,790
-------------------------------------------------------------------------------
    10,564    San Jose, California, Financing Authority, Lease
              Revenue Refunding Bonds (Civic Center Project),
              Series B, 5% due 6/01/2032 (a)                             10,793
-------------------------------------------------------------------------------
    17,400    University of California, Limited Project Revenue
              Bonds, Series B, 5% due 5/15/2033 (e)                      18,003
-------------------------------------------------------------------------------
              Total Municipal Bonds Transferred to
              Tender Option Bond Trusts
              (Cost -- $140,167) -- 23.2%                               138,188
===============================================================================

===============================================================================
    Shares
      Held    Short-Term Securities
-------------------------------------------------------------------------------
       447    CMA California Municipal Money Fund, 2.88% (f)(j)             447
-------------------------------------------------------------------------------
              Total Short-Term Securities
              (Cost -- $447) -- 0.1%                                        447
===============================================================================
Total Investments (Cost -- $1,018,909*) -- 174.4%                     1,036,807

Liability for Trust Certificates,
Including Interest Expense Payable -- (11.4%)                           (67,527)

Other Assets Less Liabilities -- 2.6%                                    15,380

Preferred Stock, at Redemption Value -- (65.6%)                        (390,223)
                                                                     ----------
Net Assets Applicable to Common Stock -- 100.0%                      $  594,437
                                                                     ==========

* The cost and unrealized appreciation (depreciation) of investments as of December 31, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost ..............................................   $ 952,142
                                                                      =========
      Gross unrealized appreciation ...............................   $  20,592
      Gross unrealized depreciation ...............................      (2,791)
                                                                      ---------
      Net unrealized appreciation .................................   $  17,801
                                                                      =========

(a)   AMBAC Insured.
(b)   FHA Insured.
(c)   Escrowed to maturity.
(d)   FGIC Insured.
(e)   FSA Insured.
(f) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                                Net     Dividend
      Affiliate                                              Activity    Income
      --------------------------------------------------------------------------
      CMA California Municipal Money Fund                       432       $33
      --------------------------------------------------------------------------

(g)   MBIA Insured.
(h)   Prerefunded.
(i) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(j)   Represents the current yield as of December 31, 2007.
(k) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically and inversely based upon prevailing market rates.
(l)   XL Capital Insured.
(m) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(n) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction. See Note 1 of the Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

      See Notes to Financial Statements.


10     BLACKROCK MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.    DECEMBER 31, 2007

Statement of Assets and Liabilities of Operations

As of December 31, 2007 (Unaudited)
===============================================================================
Assets
-------------------------------------------------------------------------------
Investments in unaffiliated securities, at value
  (identified cost -- $1,018,461,642) .......................... $1,036,359,745
Investments in affiliated securities, at value
  (identified cost -- $447,461) ................................        447,461
Receivables:
  Interest .....................................................     15,038,943
  Securities sold ..............................................      3,344,307
Prepaid expenses ...............................................          3,582
                                                                 --------------
Total assets ...................................................  1,055,194,038
                                                                 --------------

===============================================================================
Liabilities
-------------------------------------------------------------------------------
Trust certificates** ...........................................     66,864,500
Bank overdraft .................................................      2,166,982
Payables:
  Interest expense .............................................        662,675
  Investment advisor ...........................................        438,705
  Dividends to Common Stock shareholders .......................        280,043
  Other affiliates .............................................          8,569
Accrued expenses ...............................................        113,068
                                                                   ------------
Total liabilities ..............................................     70,534,542
                                                                   ------------

===============================================================================
Preferred Stock
-------------------------------------------------------------------------------
Preferred Stock, at redemption value, par value $.10 per share
  (1,920 Class A Shares, 3,880 Class B Shares, 3,200 Class C
  Shares, 2,960 Class D Shares and 3,640 Class E Shares of AMPS*
  authorized, issued and outstanding at $25,000 per share
  liquidation preference) ......................................    390,222,621
                                                                   ------------

===============================================================================
Net Assets Applicable to Common Stock
-------------------------------------------------------------------------------
Net assets applicable to Common Stock ..........................   $594,436,875
                                                                   ============

===============================================================================
Analysis of Net Assets Applicable to Common Stock
-------------------------------------------------------------------------------
Common Stock, par value $.10 per share (40,874,458 shares
  issued and outstanding) ......................................   $  4,087,446
Paid-in capital in excess of par
Undistributed investment income -- net .........................      1,730,019
Accumulated realized capital losses -- net .....................    (32,304,148)
Unrealized appreciation -- net .................................     17,898,103
                                                                   ------------
Total -- Equivalent to $14.54 net asset value per share of
  Common Stock (market price -- $12.79) ........................   $594,436,875
                                                                   ============

*     Auction Market Preferred Stock.
** Represents short-term floating rate certificates issued by tender option bond trusts.

      See Notes to Financial Statements.

Statement of Operations

For the Six Months Ended December 31, 2007 (Unaudited)
===============================================================================
Investment Income
-------------------------------------------------------------------------------
Interest .......................................................   $ 24,698,752
Dividends from affiliates ......................................         33,081
                                                                   ------------
Total income ...................................................     24,731,833
                                                                   ------------

===============================================================================
Expenses
-------------------------------------------------------------------------------
Investment advisory fees .......................................      2,716,507
Interest expense and fees ......................................      1,357,156
Commission fees ................................................        496,621
Accounting services ............................................        135,387
Professional fees ..............................................         38,607
Transfer agent fees ............................................         36,798
Custodian fees .................................................         24,423
Printing and shareholder reports ...............................         23,427
Directors' fees and expenses ...................................         17,465
Pricing fees ...................................................         14,979
Listing fees ...................................................          7,159
Other ..........................................................         42,408
                                                                   ------------
Total expenses before waiver and reimbursement .................      4,910,937
Waiver and reimbursement of expenses ...........................       (200,832)
                                                                   ------------
Total expenses after waiver and reimbursement ..................      4,710,105
                                                                   ------------
Investment income -- net .......................................     20,021,728
                                                                   ------------

===============================================================================
Realized & Unrealized Gain (Loss) -- Net
-------------------------------------------------------------------------------
Realized gain on investments -- net ............................      5,080,835
Change in unrealized appreciation on investments -- net ........     (1,572,252)
                                                                   ------------
Total realized and unrealized gain -- net ......................      3,508,583
                                                                   ------------

===============================================================================
Dividends & Distributions to Preferred Stock Shareholders
-------------------------------------------------------------------------------
Investment income -- net .......................................     (6,875,457)
Realized gain -- net ...........................................       (153,272)
                                                                   ------------
Total dividends and distributions to Preferred Stock
  shareholders .................................................     (7,028,729)
                                                                   ------------
Net Increase in Net Assets Resulting from Operations ...........   $ 16,501,582
                                                                   ============

      See Notes to Financial Statements.


BLACKROCK MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.    DECEMBER 31, 2007     11

Statements of Changes in Net Assets

                                                                                                      For the Six
                                                                                                      Months Ended       For the
                                                                                                      December 31,      Year Ended
                                                                                                          2007           June 30,
Increase (Decrease) in Net Assets:                                                                     (Unaudited)         2007
===================================================================================================================================
Operations
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net .........................................................................   $  20,021,728    $  41,177,095
Realized gain -- net .............................................................................       5,080,835        4,531,770
Change in unrealized appreciation -- net .........................................................      (1,572,252)      (1,281,142)
Dividends and distributions to Preferred Stock shareholders ......................................      (7,028,729)     (12,734,644)
                                                                                                     ------------------------------
Net increase in net assets resulting from operations .............................................      16,501,582       31,693,079
                                                                                                     ------------------------------
===================================================================================================================================
Dividends & Distributions to Common Stock Shareholders
-----------------------------------------------------------------------------------------------------------------------------------
Investment income -- net .........................................................................     (13,815,567)     (29,867,063)
Realized gain -- net .............................................................................        (302,636)              --
                                                                                                     ------------------------------
Net decrease in net assets resulting from dividends and distributions to
  Common Stock shareholders ......................................................................     (14,118,203)     (29,867,063)
                                                                                                     ------------------------------
===================================================================================================================================
Common Stock Transactions
-----------------------------------------------------------------------------------------------------------------------------------
Value of shares issued to Common Stock shareholders in reinvestment of dividends .................              --          823,540
                                                                                                     ------------------------------
===================================================================================================================================
Net Assets Applicable to Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets applicable to Common Stock ..........................................       2,383,379        2,649,556
Beginning of period ..............................................................................     592,053,496      589,403,940
                                                                                                     ------------------------------
End of period* ...................................................................................   $ 594,436,875    $ 592,053,496
                                                                                                     ==============================
    * Undistributed investment income -- net .....................................................   $   1,730,019    $   2,399,315
                                                                                                     ==============================

      See Notes to Financial Statements.


12     BLACKROCK MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.    DECEMBER 31, 2007

Financial Highlights

                                                             For the Six
                                                             Months Ended
                                                             December 31,                For the Year Ended June 30,
The following per share data and ratios have been derived       2007       --------------------------------------------------------
from information provided in the financial statements.       (Unaudited)     2007        2006        2005        2004        2003
===================================================================================================================================
Per Share Operating Performance
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period .....................    $  14.48     $  14.44    $  15.40    $  14.73    $  15.53    $  14.82
                                                              ---------------------------------------------------------------------
Investment income -- net++ ...............................         .51         1.01        1.05        1.07        1.05        1.09
Realized and unrealized gain (loss) -- net ...............         .07          .07        (.85)        .69        (.84)        .63
Dividends and distributions to Preferred Stock
  shareholders:
    Investment income -- net .............................        (.17)        (.31)       (.25)       (.14)       (.08)       (.10)
    Realized gain -- net .................................          --+          --          --          --          --          --
                                                              ---------------------------------------------------------------------
Total from investment operations .........................         .41          .77        (.05)       1.62         .13        1.62
                                                              ---------------------------------------------------------------------
Less dividends and distributions to Common Stock
  shareholders:
    Investment income -- net .............................        (.34)        (.73)       (.91)       (.95)       (.93)       (.91)
    Realized gain -- net .................................        (.01)          --          --          --          --          --
                                                              ---------------------------------------------------------------------
Total dividends and distributions to Common Stock
  shareholders ...........................................        (.35)        (.73)       (.91)       (.95)       (.93)       (.91)
                                                              ---------------------------------------------------------------------
Net asset value, end of period ...........................    $  14.54     $  14.48    $  14.44    $  15.40    $  14.73    $  15.53
                                                              =====================================================================
Market price per share, end of period ....................    $  12.79     $  13.92    $  13.94    $  14.97    $  13.36    $  14.85
                                                              =====================================================================
===================================================================================================================================
Total Investment Return***
-----------------------------------------------------------------------------------------------------------------------------------
Based on net asset value per share .......................        3.06%@       5.46%       (.29%)     11.56%       1.28%      11.60%
                                                              =====================================================================
Based on market price per share ..........................       (5.70%)@      5.02%       (.98%)     19.56%      (3.93%)     11.45%
                                                              =====================================================================
===================================================================================================================================
Ratios Based on Average Net Assets Applicable to Common Stock
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses, net of waiver and reimbursement
  and excluding interest expense and fees**@@ ............        1.12%*       1.12%       1.10%       1.11%       1.10%       1.11%
                                                              =====================================================================
Total expenses, net of waiver and reimbursement** ........        1.58%*       1.60%       1.35%       1.16%       1.17%       1.24%
                                                              =====================================================================
Total expenses** .........................................        1.64%*       1.66%       1.41%       1.22%       1.24%       1.31%
                                                              =====================================================================
Total investment income -- net ...........................        6.70%*       6.81%       7.01%       6.99%       6.87%       7.09%
                                                              =====================================================================
Amount of dividends to Preferred Stock shareholders ......        2.30%*       2.11%       1.68%        .93%        .53%        .65%
                                                              =====================================================================
Investment income -- net, to Common Stock shareholders ...        4.40%*       4.70%       5.33%       6.06%       6.34%       6.44%
                                                              =====================================================================
===================================================================================================================================
Supplemental Data
-----------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common Stock, end of
  period (in thousands) ..................................    $594,437     $592,053    $589,404    $626,109    $598,908    $631,571
                                                              =====================================================================
Preferred Stock outstanding, end of period
  (in thousands) .........................................    $390,000     $390,000    $390,000    $390,000    $390,000    $390,000
                                                              =====================================================================
Portfolio turnover .......................................          24%          35%         34%         47%         35%         25%
                                                              =====================================================================
===================================================================================================================================
Leverage
-----------------------------------------------------------------------------------------------------------------------------------
Asset coverage per $1,000 ................................    $  2,524     $  2,518    $  2,511    $  2,605    $  2,536    $  2,619
                                                              =====================================================================

*     Annualized.
**    Does not reflect the effect of dividends to Preferred Stock shareholders.
*** Total investment returns based on market value, which can be significantly greater or lesser than the net asset value, may result in substantially different returns. Total investment returns exclude the effect of sales charges.
+     Amount is less than ($.01) per share.
++    Based on average shares outstanding.
@     Aggregate total investment return.
@@ Interest expense and fees relate to tender option bond trusts. See Note 1 of Notes to Financial Statements for details of municipal bonds transferred to tender option bond trusts.

      See Notes to Financial Statements.


BLACKROCK MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.    DECEMBER 31, 2007     13

Notes to Financial Statements

1. Significant Accounting Policies:

BlackRock MuniHoldings California Insured Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified, closed-end management investment company. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The Fund determines and makes available for publication the net asset value of its Common Stock on a daily basis. The Fund's Common Stock shares are listed on the New York Stock Exchange under the symbol MUC.

The following is a summary of significant accounting policies followed by the Fund.

Investment Valuations: Municipal investments (including commitments to purchase such investments on a "when-issued" basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of the Fund's Board of Directors ("Directors" or a "Board"). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. Short-term securities may be valued at amortized cost. Investments in open-end companies are valued at net asset value per share. In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the market value of such investment, the investment will be valued by, under the direction of or in accordance with a method approved by the Board as reflecting fair value ("Fair Value Assets"). When determining the price for Fair Value Assets, the investment advisor and/or sub-advisor shall seek to determine the price that the Fund might reasonably expect to receive from the current sale of that asset in an arms-length transaction. Fair value determinations shall be based upon all available factors that the advisor and/or sub-advisor deems relevant. The pricing of all Fair Value Assets shall be subsequently reported to the Board or a committee thereof.

Derivative financial instruments: The Fund may engage in various portfolio investment strategies both to increase the return of the Fund and to hedge, or protect, its exposure to interest rate movements and movements in the securities markets. Losses may arise due to changes in the value of the contract due to an unfavorable change in the price of the underlying security or if the counterparty does not perform under the contract.

Municipal bonds transferred to tender option bond trusts: The Fund invests in leveraged residual certificates ("TOB Residuals") issued by tender option bond trusts ("TOBs"). A TOB is established by a third party sponsor forming a special purpose entity, into which the Fund, or an agent on behalf of the Fund, transfers municipal securities. A TOB typically issues two classes of beneficial interests: short-term floating rate certificates, which are sold to third party investors, and residual certificates, which are generally issued to the Fund which made the transfer or to affiliates of the Fund. The Fund's transfer of the municipal securities to a TOB does not qualify for sale treatment under Statement of Financial Accounting Standards No. 140 "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," therefore the municipal securities deposited into a TOB are presented in the Fund's schedule of investments and the proceeds from the transaction are reported as a liability for trust certificates of the Fund. Similarly, proceeds from residual certificates issued to affiliates, if any, from the transaction are included in the liability for trust certificates. Interest income from the underlying security is recorded by the Fund on an accrual basis. Interest expense incurred on the secured borrowing and other expenses related to remarketing, administration and trustee services to a TOB are reported as expenses of the Fund. The floating rate certificates have interest rates that generally reset weekly and their holders have the option to tender certificates to the TOB for redemption at par at each reset date. The residual interests held by the Fund include the right of the Fund (1) to cause the holders of a proportional share of the floating rate certificates to tender their certificates at par, and (2) to transfer a corresponding share of the municipal securities from the TOB to the Fund. At December 31, 2007, the aggregate value of the underlying municipal securities transferred to TOBs was $138,188,011, the related liability for trust certificates was $66,864,500 and the range of interest rates on the liability for trust certificates was 3.601% to 3.664%.

Financial transactions executed through TOBs generally will underperform the market for fixed rate municipal bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Should short-term interest rates rise, the Fund's investment in TOB Residuals likely will adversely affect the Fund's investment income -- net and distributions to shareholders. Fluctuations in the market value of municipal securities deposited into the TOB may adversely affect the Fund's net asset value per share.

While the Fund's investment policies and restrictions expressly permit investments in inverse floating rate securities such as TOB Residuals, they generally do not allow the Fund to borrow money for purposes of making investments. The Fund's management believes that the Fund's restrictions on borrowings do not apply to the secured borrowings deemed to have occurred for accounting purposes.


14     BLACKROCK MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.    DECEMBER 31, 2007

Income taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Effective June 29, 2007, the Fund implemented Financial Accounting Standards Board ("FASB") Interpretation No. 48, "Accounting for Uncertainty in Income Taxes -- an interpretation of FASB Statement No. 109" ("FIN 48"). FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including investment companies, before being measured and recognized in the financial statements. Management has evaluated the application of FIN 48 to the Fund, and has determined that the adoption of FIN 48 does not have a material impact on the Fund's financial statements. The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund's U.S. federal tax returns remains open for the years ended June 30, 2004 through June 30, 2007. The statute of limitations on the Fund's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Investment transactions and investment income: Investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis. The Fund amortizes all premiums and discounts on debt securities.

Dividends and distributions: Dividends to common shareholders from net investment income are declared and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates. Dividends and distributions to Preferred Stock shareholders are accrued and determined as described in Note 4.

Recent accounting pronouncements: In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

In addition, in February 2007, Statement of Financial Accounting Standards No. 159, "The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), was issued and is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. The impact on the Fund's financial statement disclosures, if any, is currently being assessed.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Fund has entered into an Investment Advisory Agreement with BlackRock Advisors, LLC (the "Advisor"), an indirect, wholly owned subsidiary of BlackRock, Inc. Merrill Lynch & Co., Inc. and The PNC Financial Services Group, Inc. are principal owners of BlackRock, Inc.

The Advisor is responsible for the management of the Fund's portfolios and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee at an annual rate of .55% of the Fund's average daily net assets, including proceeds from the issuance of Preferred Stock. The Advisor has agreed to waive its management fee on the proceeds of Preferred Stock that exceeds 35% of the Fund's total net assets. For the six months ended December 31, 2007, the Advisor earned fees of $2,716,507, of which $196,283 was waived. In addition, the Advisor has agreed to reimburse its management fee by the amount of management fees the Fund pays to the Advisor indirectly through its investment in CMA California Municipal Money Fund. For the six months ended December 31, 2007, the Advisor reimbursed the Fund in the amount of $204,549.

In addition, the Advisor has entered into a sub-advisory agreement with BlackRock Investment Management, LLC ("BIM"), an affiliate of the Advisor, under which the Advisor pays BIM for services it provides a monthly fee that is a percentage of the management fee paid by the Fund to the Advisor.

For the six months ended December 31, 2007, the Fund reimbursed the Advisor $17,279 for certain accounting services.

Certain officers and/or directors of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended December 31, 2007 were $248,394,347 and $263,092,366, respectively.

4. Stock Transactions:

The Fund is authorized to issue 200,000,000 shares of stock, including Preferred Stock, par value $.10 per share, all of which were initially classified as Common Stock. The Board of Directors is authorized, however, to reclassify any unissued shares of stock without approval of holders of Common Stock.

Common Stock

Shares issued and outstanding during the six months ended December


BLACKROCK MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.    DECEMBER 31, 2007     15

Notes to Financial Statements (concluded)

31, 2007 remained constant and during the year ended June 30, 2007 increased by 54,952 as a result of dividend reinvestment.

Preferred Stock

Auction Market Preferred Stock are shares of Preferred Stock of the Fund, with a par value of $.10 per share and a liquidation preference of $25,000 per share that entitle their holders to receive cash dividends at an annual rate that may vary for the successive dividend periods. The yields in effect at December 31, 2007 were: Series A, 3.00%; Series B, 4.30%; Series C, 4.20%; Series D, 4.20%;
and Series E, 4.30%.

The Fund pays commissions to certain broker-dealers at the end of each auction at an annual rate ranging from .25% to .375%, calculated on the proceeds of each auction. For the six months ended December 31, 2007, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a wholly owned subsidiary of Merrill Lynch, earned $137,945 as commissions.

Dividends on seven-day Preferred Stock are cumulative at a rate which is reset every seven days based on the results of an auction. If the Preferred Stock is unable to be remarketed on the remarketing date as part of the auction process, the Fund would be required to pay the maximum applicable rate on the Preferred Stock to holders of such stock for successive dividend periods until such time as the stock is successfully remarketed. The maximum applicable rate on Preferred Stock is 110% of the higher of (i) 90% of the quotient of (a) the Taxable Equivalent of the Short-Term Municipal Bond Rate divided by (b) 1.00 minus the greater of the maximum marginal individual or corporate income tax rate or (ii) the interest equivalent of the 30-day commercial paper rate. During the six months ended December 31, 2007, the Preferred Stock of the Fund was successfully remarketed at each remarketing date. The dividend ranges and average on the Preferred Stock for the Fund for the six months ended December 31, 2007 were as follows:

--------------------------------------------------------------------------------
                                                         Low     High    Average
--------------------------------------------------------------------------------
Series A .........................................      2.85%   4.20%     3.40%
Series B .........................................      3.20%   4.35%     3.49%
Series C .........................................      2.95%   4.40%     3.50%
Series D .........................................      2.90%   4.25%     3.52%
Series E .........................................      3.00%   4.30%     3.54%
--------------------------------------------------------------------------------

The Fund may not declare dividends or make other distributions on Common Stock or purchase any such stock if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding Preferred Stock would be less than 200%.

The Preferred Stock is redeemable at the option of the Fund, in whole or in part, on any dividend payment date at $50,000 per share plus any accumulated unpaid dividends whether or not declared. The Preferred Stock is also subject to mandatory redemption at $50,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of the Fund, as set forth in the Fund's Declaration of Fund/Articles Supplementary, are not satisfied.

The holders of Preferred Stock have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of Preferred Stock, voting as a separate class, are also entitled to elect two Directors for the Fund. In addition, the 1940 Act requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class would be required to (a) adopt any plan of reorganization that would adversely affect the Preferred Stock, (b) change a Fund's subclassification as a closed-end investment company or change its fundamental investment restrictions or (c) change is business so as to cease to be an investment company.

5. Capital Loss Carryforward:

On June 30, 2007, the Fund had a net capital loss carryforward of $31,882,311, of which $3,988,050 expires in 2008, $24,786,894 expires in 2009 and $3,107,367 expires in 2012. This amount will be available to offset like amounts of any future taxable gains.

6. Concentration Risk:

The Fund concentrates its investments in securities issued by state agencies, other governmental entities and U.S. Territories. The Fund is more susceptible to adverse financial, social, environmental, economic, regulatory and political factors that may affect these state agencies, other governmental entities and U.S. Territories, which could seriously affect the ability of this state and its municipal subdivisions to meet continuing obligations for principal and interest payments and therefore could impact the value of the Fund's investments and net asset value per share, than if the Fund was not concentrated in securities issued by state agencies, other governmental entities and U.S. Territories.

Many municipalities insure repayment of their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Schedule of Investments.

7. Subsequent Event:

During the period February 13, 2008 to February 22, 2008, the Preferred Stock of the Fund was not successfully remarketed. As a result, the Preferred Stock dividend rates were reset to the maximum applicable rate, which ranged from 3.32% to 3.41% for the Fund during the period. Unsuccessful remarketing during the auction process is not an event of default or credit but rather a liquidity event for the holders of Preferred Stock. The Fund paid a tax-exempt income dividend to holders of Common Stock in the amount of $.055500 per share on February 1, 2007 to shareholders of record on January 15, 2007.


16     BLACKROCK MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.    DECEMBER 31, 2007

Officers and Directors

G. Nicholas Beckwith, III, Director
Richard E. Cavanagh, Director
Richard S. Davis, Director
Kent Dixon, Director
Frank J. Fabozzi, Director
Kathleen F. Feldstein, Director
James T. Flynn, Director
Henry Gabbay, Director
Jerrold B. Harris, Director
R. Glenn Hubbard, Director
W. Carl Kester, Director
Karen P. Robards, Director
Robert S. Salomon, Jr., Director
Roscoe S. Suddarth, Advisory Board Member*
Donald C. Burke, Fund President and Chief Executive Officer
Anne F. Ackerley, Vice President
Howard Surloff, Secretary
Brian P. Kindelan, Chief Compliance Officer
Neal J. Andrews, Chief Financial Officer
Jay M. Fife, Treasurer

* Roscoe S. Suddarth resigned from the Advisory Board of the Fund, effective December 31, 2007.

Custodian

The Bank of New York Mellon
New York, NY 10286

Transfer Agent

Common and Auction Market Preferred Stock:
The Bank of New York Mellon
New York, NY 10286

Accounting Agent

State Street Bank and Trust Company
Princeton, NJ 08540

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Princeton, NJ 08540

Legal Counsel

Skadden, Arps, Slate, Meagher & Flom LLP
New York, NY 10036


BLACKROCK MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.    DECEMBER 31, 2007     17

Additional Information

Proxy Results

During the six-month period ended December 31, 2007, the Common Stock and Auction Market Preferred Stock (Series A-E) shareholders of BlackRock MuniHoldings California Insured Fund, Inc. voted on the following proposal, which was approved at an annual shareholders' meeting on August 16, 2007. This proposal was part of the reorganization of the Fund's Board of Directors that took effect on November 1, 2007. A description of the proposal and number of shares voted are as follows:

-------------------------------------------------------------------------------------------------------
                                                                         Shares Voted   Shares Withheld
                                                                              For         From Voting
-------------------------------------------------------------------------------------------------------
To elect the Fund's Directors:      G. Nicholas Beckwith, III             37,945,396      1,065,775
                                    Richard E. Cavanagh                   37,950,186      1,060,985
                                    Richard S. Davis                      37,947,768      1,063,403
                                    Kent Dixon                            37,946,279      1,064,892
                                    Kathleen F. Feldstein                 37,941,487      1,069,684
                                    James T. Flynn                        37,945,040      1,066,131
                                    Henry Gabbay                          37,940,588      1,070,583
                                    Jerrold B. Harris                     37,935,600      1,075,571
                                    R. Glenn Hubbard                      37,939,157      1,072,014
                                    Karen P. Robards                      37,945,892      1,065,279
                                    Robert S. Salomon, Jr.                37,954,344      1,056,827
-------------------------------------------------------------------------------------------------------

During the six-month period ended November 30, 2007, the Auction Market Preferred Stock shareholders (Series A-E) of BlackRock MuniHoldings California Insured Fund, Inc. voted on the following proposal, which was approved at an annual shareholders' meeting on August 16, 2007. This proposal was part of the reorganization of the Fund's Board of Directors that took effect on November 1, 2007. A description of the proposal and number of shares voted for each Director are as follows:

-------------------------------------------------------------------------------------------------------
                                                                         Shares Voted   Shares Withheld
                                                                              For         From Voting
-------------------------------------------------------------------------------------------------------
To elect the Fund's Directors:      Frank J. Fabozzi and W. Carl Kester     10,261            2
-------------------------------------------------------------------------------------------------------

Dividend Policy

The Fund's dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of dividend distributions, the Fund may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the dividends paid by the Fund for any particular month may be more or less than the amount of net investment income earned by the Fund during such month. The Fund's current accumulated but undistributed net investment income, if any, is disclosed in the Statement of Assets and Liabilities, which comprises part of the financial information included in this report.


18     BLACKROCK MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.    DECEMBER 31, 2007

Additional Information (concluded)

Availability of Quarterly Schedule of Investments

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Fund's Forms N-Q may also be obtained upon request and without charge by calling (800) 441-7762.

Electronic Delivery

Electronic copies of most financial reports are available on the Fund's website. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports by enrolling in the Fund's electronic delivery program.

Shareholders Who Hold Accounts with Investment Advisors, Banks or Brokerages:

Please contact your financial advisor to enroll. Please note that not all investment advisors, banks or brokerages may offer this service.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

General Information

The Fund does not make available copies of its Statements of Additional Information because the Fund's shares are not continuously offered, which means that the Statement of Additional Information of the Fund has not been updated after completion of the Fund's offering and the information contained in the Fund's Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Fund's investment objective or policies or to the Fund's character or by-laws that were not approved by the shareholders or in the principal risk factors associated with investment in the Fund. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Fund's portfolio.


BLACKROCK MUNIHOLDINGS CALIFORNIA INSURED FUND, INC.    DECEMBER 31, 2007     19

This report, including the financial information herein, is transmitted to shareholders of BlackRock MuniHoldings California Insured Fund, Inc. for their information. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Fund has leveraged its Common Stock and intends to remain leveraged by issuing Auction Market Preferred Stock to provide the Common Stock shareholders with a potentially higher rate of return. Leverage creates risks for Common Stock shareholders, including the likelihood of greater volatility of net asset value and market price of shares of the Common Stock, and the risk that fluctuations in the short-term dividend rates of the Auction Market Preferred Stock may affect the yield to Common Stock shareholders. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free (800) 441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's website at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available upon request and without charge (1) at www.blackrock.com or by calling (800) 441-7762 and (2) on the Securities and Exchange Commission's website at http://www.sec.gov.

BlackRock MuniHoldings California Insured Fund, Inc.
100 Bellevue Parkway
Wilmington, DE 19809

                                                                       BLACKROCK

                                                                  # HOLDCA-12/07

Item 2 -    Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 - Audit Committee of Listed Registrants - Not Applicable to this semi-annual report

Item 6 - Schedule of Investments - The registrant's Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable to this semi-annual report

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -   Submission of Matters to a Vote of Security Holders - The
            registrant's Nominating and Governance Committee will consider nominees to the Board recommended by shareholders when a vacancy becomes available. Shareholders who wish to recommend a nominee should send nominations which include biographical information and set forth the qualifications of the proposed nominee to the registrant's Secretary. There have been no material changes to these procedures.

Item 11 -   Controls and Procedures

11(a) - The registrant's principal executive and principal financial officers or persons performing similar functions have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

11(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12 -   Exhibits attached hereto

12(a)(1) -  Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) -  Certifications - Attached hereto

12(a)(3) -  Not Applicable

12(b) -     Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniHoldings California Insured Fund, Inc.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer of
    BlackRock MuniHoldings California Insured Fund, Inc.

Date: February 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Donald C. Burke
    -------------------
    Donald C. Burke
    Chief Executive Officer (principal executive officer) of
    BlackRock MuniHoldings California Insured Fund, Inc.

Date: February 21, 2008


By: /s/ Neal J. Andrews
    -------------------
    Neal J. Andrews
    Chief Financial Officer (principal financial officer) of
    BlackRock MuniHoldings California Insured Fund, Inc.

Date: February 21, 2008